Organization and Principal Activities (Details) $ / shares in Units, $ in Thousands, shares in Millions					3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 15, 2022 shares	Sep. 02, 2022 shares	Sep. 01, 2022 $ / shares shares	Oct. 25, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment item $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item segment	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Aug. 29, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 subsidiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of operating segments | segment								1		1
Number of business units | item										2
Cash and cash equivalents						$ 85,508		$ 85,508		$ 269,863	$ 165,764
Number of subsidiaries requiring capital liquidity requirements															2	2
Capital liquidity requirements from subsidiaries										2,200
Accounts payable and accrued expenses										15,600
Other current liabilities						12,792		12,792		7,137	2,235
Current contingent consideration						722		722		648	1,325
Current portion of operating lease liabilities						3,926		3,926		3,086	115
Payments of short-term and long-term debt										58,100
Net loss						(39,273)	$ (6,847)	(68,364)	$ (13,450)	(256,725)	(111,581)	$ (96,829)
Accumulated deficit						(672,037)		$ (672,037)		$ (605,758)	(349,747)
Number of additional businesses acquired | item								2		2
Principal						$ 33,598		$ 33,598		$ 57,811	565
Interest rate in the event of default						18.00%		18.00%
Negative cash flow from operating activities								$ 82,369	$ 10,370	75,530	$ 41,468	$ 13,784
Common stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001			$ 0.001			$ 0.001
Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal and accrued and unpaid interest										17,600
Convertible Debenture | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate in the event of default				18.00%
YA II PN, Ltd | Convertible Debenture | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal				$ 75,000
Proceeds from notes payable				$ 75,000
Interest rate				4.00%
Interest rate in the event of default				18.00%
Conversion price (in dollars per share) | $ / shares				$ 1.88
Redemption of unpaid principal per month				$ 8,300
Principal and accrued and unpaid interest										17,500
Gross proceeds										57,500
Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					$ 85,500	$ 85,500		$ 85,500
Negative cash flow from operating activities								$ 81,800
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Subsequent Event | Standby Equity Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued (in shares) | shares	150.0	60.0	60.0
Transaction period		36 months	36 months
Purchase price equal to percentage of market price		95.00%	95.00%
Shares issued as a percentage of outstanding stock		19.90%	5.00%
Consecutive trading day period			3 days
Subsequent Event | Maximum | Standby Equity Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued (in shares) | shares		5.0
Subsequent Event | YA II PN, Ltd | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion price (in dollars per share) | $ / shares													$ 1.50
Gross proceeds													$ 16,700
VIA Motors International, Inc.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest acquired						100.00%		100.00%
Purchase price								$ 630,000
Cash paid at closing, including working capital estimates								450,000		62,900
Fair value of contingent consideration								$ 180,000
VIA Motors International, Inc. | Forecast
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest acquired					100.00%
Purchase price					$ 630,000
Cash paid at closing, including working capital estimates					450,000
Fair value of contingent consideration					180,000
Bridge loan to related party					11,700
Transaction fees					45,000
Operational and capital funding					260,000
Investment Funding
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investments to be called at any time										20,400
Other Commitment, Aggregate Committed Investment
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investments										25,000
Consolidated Entities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of operating segments | segment								1
Cash and cash equivalents										400
PRC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents										$ 11,800
PRC | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					12,200	$ 12,200		$ 12,200
PRC | Consolidated Entities | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					$ 2,200	$ 2,200		$ 2,200